Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	$ 1,350,000
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	1,500,000
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	$ 90,654
Weighted-average interest rate of notes payable	0.20%	0.60%
Maximum
Debt Instrument [Line Items]
Ratio of Secured Debt to Net Tangible Assets	10.00%